Basis of presentation and going concern (Details Narrative) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Basis of presentation and going concern
Working capital deficit	$ 6.5
Cash and cash equivalents	39.1
Net loss	49.7
Loss on metals contract liability	26.9
Total gross proceeds	35.1
Increase in cost of sales	$ 5.0